International Value Fund Performance Management - International Value Fund	May 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the MSCI ACWI ex USA Index (net) (a broad-based securities market index) and MSCI EAFE Value Index (net), which is relevant to the Fund because it has characteristics similar to the Fund’s investment strategies. Effective April 29, 2024, the Fund changed its benchmark index against which the Fund measures its performance from the MSCI ACWI ex USA Index (net) to the MSCI EAFE Value Index (net). Fund management believes that the MSCI EAFE Value Index (net) is more representative of the securities in which the Fund invests. The Fund’s returns prior to April 29, 2024, as reflected in the bar chart and table, are the returns of the Fund when it followed different investment strategies. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.GSAM and Columbia assumed subadvisory duties on April 29, 2024. From inception through September 9, 2018, Templeton Global Advisors Limited was subadviser to the Fund. From September 10, 2018 through April 29, 2024, Allspring Global Investments, LLC was subadviser to the Fund.
Performance Past Does Not Indicate Future [Text]	Of course, past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the MSCI ACWI ex USA Index (net) (a broad-based securities market index) and MSCI EAFE Value Index (net), which is relevant to the Fund because it has characteristics similar to the Fund’s investment strategies. Effective April 29, 2024, the Fund changed its benchmark index against which the Fund measures its performance from the MSCI ACWI ex USA Index (net) to the MSCI EAFE Value Index (net). Fund management believes that the MSCI EAFE Value Index (net) is more representative of the securities in which the Fund invests. The Fund’s returns prior to April 29, 2024, as reflected in the bar chart and table, are the returns of the Fund when it followed different investment strategies.
Bar Chart Does Not Reflect Sales Loads [Text]	 Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	During the period shown in the bar chart:Highest Quarterly Return:December 31, 202218.33%Lowest Quarterly Return:March 31, 2020-29.70%Year to Date Most Recent Quarter:June 30, 202522.59%
Performance Table Heading	Average Annual Total Returns (For the periods ended December 31, 2024)
None
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year to Date Most Recent Quarter:
Bar Chart, Year to Date Return	22.59%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	18.33%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(29.70%)
Lowest Quarterly Return, Date	Mar. 31, 2020